RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Related Party Transactions [Table Text Block]
	December 31,	December 31,
	2015	2014
Due to related party
- Shareholder	$154,331	$864,327